PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT

3.PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT

Property held for lease, net of accumulated depreciation and impairment consists of the following:

	March 31,	December 31,
	2026	2025
Property held for lease	$185,419	$192,015
Less: accumulated depreciation and impairment	(118,111)	(118,324)
Property held for lease, net	$67,308	$73,691

The table below details the cost of revenue for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Depreciation expense for property held for lease over the lease term	$40,342	$39,061
Depreciation for early lease purchase options (buyouts)	11,128	9,664
Depreciation for impaired leases	6,658	6,632
Other(1)	2,694	2,240
Total cost of revenue	$60,822	$57,597

(1)Other consists mainly of payment processing fees, incentives and other lease related costs.

3.	PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT

Property held for lease, net of accumulated depreciation and impairment consists of the following:

	December 31,
	2025	2024
Property held for lease	$192,015	$300,603
Less: accumulated depreciation and impairment	(118,324)	(233,518)
Property held for lease, net	$73,691	$67,085

The table below details the cost of revenue for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024
Depreciation expense for property held for lease over the lease term	$163,085	$139,416
Depreciation for early lease purchase options (buyouts)	37,671	29,061
Depreciation for impaired leases	28,652	24,962
Other(1)	10,750	7,984
Total cost of revenue	$240,158	$201,423
(1)	Other consists mainly of payment processing fees, incentives, and other lease related costs.